Equity Investments - Equity method investments - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Equity Method Investments [Line Items]
Investment capital contribution returned	¥ 1,100
Income (loss) from investments	(11,125)	¥ (8,195)	¥ 401
Investments in Two Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Investment amounts	39,100	51,800
Total considerations				¥ 60,000
Income (loss) from investments	¥ (11,600)	¥ (8,200)	¥ 400